Provisions for expected credit losses - Provision for ECL by class and stage (Details) - Loans and credit commitments - AUD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Provisions for expected credit losses
Provisions for expected credit losses	$ 5,766	$ 3,913	$ 3,985
Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	1,181	884	916
Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	2,878	1,674	1,711
Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	1,707	1,355	1,358
Housing
Provisions for expected credit losses
Provisions for expected credit losses	1,322	1,108	1,048
Housing | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	195	163	154
Housing | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	544	354	324
Housing | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	583	591	570
Personal
Provisions for expected credit losses
Provisions for expected credit losses	1,148	975	1,045
Personal | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	267	268	256
Personal | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	562	459	535
Personal | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	319	248	254
Business
Provisions for expected credit losses
Provisions for expected credit losses	3,296	1,830	1,892
Business | Performing - Stage 1
Provisions for expected credit losses
Provisions for expected credit losses	719	453	506
Business | Performing - Stage 2
Provisions for expected credit losses
Provisions for expected credit losses	1,772	861	852
Business | Non-performing - Stage 3
Provisions for expected credit losses
Provisions for expected credit losses	$ 805	$ 516	$ 534